Cash and cash equivalents (Details) € in Thousands	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and cash equivalents
Bank accounts	€ 6,060	€ 16,926
Short term deposits	4,993	7,000
Total cash and cash equivalents	€ 11,053	€ 23,926	€ 5,847	€ 6,337
Number of short-term deposits classified as cash equivalents | item	2	2
Nominal value of short term deposits classified as cash equivalents	€ 5,000	€ 7,000
Maturing in January 1, 2022
Cash and cash equivalents
Interest rate of short-term deposits classified as cash equivalents		0.03%
Nominal value of short term deposits classified as cash equivalents		€ 2,000
Maturing in January 26, 2022
Cash and cash equivalents
Interest rate of short-term deposits classified as cash equivalents		0.03%
Nominal value of short term deposits classified as cash equivalents		€ 5,000
Maturing in January 8, 2023
Cash and cash equivalents
Interest rate of short-term deposits classified as cash equivalents	0.80%
Nominal value of short term deposits classified as cash equivalents	€ 1,000
Maturing in January 29, 2023
Cash and cash equivalents
Interest rate of short-term deposits classified as cash equivalents	0.80%
Nominal value of short term deposits classified as cash equivalents	€ 4,000